LINE OF CREDIT (Tables)	12 Months Ended
Dec. 31, 2011
Line Of Credit Facility [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]	Line of credit consisted of the following at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Line of credit, JPMorgan Chase Bank	$1,000,000.00	$—